FORM 10-K
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D. C.  20549

[X]Annual Report Pursuant to Section 13 or 15(d) of the Securities Exchange Act of 1934

For the fiscal year ended September 30, 1994
                              OR
[ ]Transition Report Pursuant to Section 13 or 15(d) of the Securities Exchange Act of 1934

For the transition period from                   to

Commission file number 0-1160

                          THE PROVIDENCE GAS COMPANY
            (Exact name of registrant as specified in its charter)

         Rhode Island                                      05-0203650
  (State or other jurisdiction of                   (I. R. S. Employer
   incorporation or organization)                   Identification No.)

100 Weybosset Street, Providence, Rhode Island             02903
   (Address of principal executive offices)              (Zip Code)

Registrant's telephone number, including area code       401-272-5040

Securities registered pursuant to Section 12(b) of the Act:

Title of each class          Name of each exchange on which registered

      NONE                                           NONE
         Securities registered pursuant to Section 12(g) of the Act:
                                  NONE
                             (Title of class)

   Indicate by checkmark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been
subject to such filing requirements for the past 90 days. YES  X   NO

   Indicate by check mark if disclosure of delinquent filers pursuant to
Item 405 of Regulations S-K is not contained herein, and will not be contained, to the best of Registrant's knowledge, in definitive proxy or information statements incorporated by reference in Part III of this Form 10-K or any amendment to this Form 10-K. [X]

   State the aggregate market value of the voting stock held by non-affiliates of the Registrant, as of December 27, 1994: $0

   Indicate the number of shares outstanding of each of the registrant's classes of common stock, as of the latest practicable date:
Common Stock, $1.00 Par Value: 1,243,598 shares outstanding at
December 27, 1994.

                  DOCUMENTS INCORPORATED BY REFERENCE
                                  NONE















                               TABLE OF CONTENTS



PART I                                                          PAGE


 Item 1 -  Business
              General                                            I-1
              Gas Supply                                         I-1
              Rates and Regulations                              I-2
              Competition and Marketing                          I-3
              Employees                                          I-4
              Storage Facilities                                 I-5

 Item 2 -  Properties                                            I-6

 Item 3 -  Legal Proceedings                                     I-6

 Item 4 -  Submission of Matters to a Vote of Security Holders   I-7


PART II

 Item 5 -  Market for Registrant's Common Equity and Related Stockholder
              Matters                                           II-1

 Item 6 -  Selected Financial Data                              II-2

 Item 7 -  Management's Discussion and Analysis of Financial
                 Condition and Results of Operations            II-3

 Item 8 -  Financial Statements and Supplementary Data          II-7

 Report of Independent Public Accountants                      II-22

 Item 9 -  Changes in and Disagreements with Accountants
              on Accounting and Financial Disclosure           II-23

PART III

 Item 10 - Directors and Executive Officers of the Registrant  III-1

 Item 11 - Executive Compensation                              III-3

 Item 12 - Security Ownership of Certain Beneficial Owners
              and Management                                   III-4

 Item 13 - Certain Relationships and Related Transactions      III-4


PART IV

 Item 14 - Exhibits, Financial Statement Schedules and Reports on
               Form 8-K                                        IV-1

 Supplemental Schedules                                        IV-3

 Signatures                                                    IV-10

                           PART I

ITEM 1. BUSINESS

General

  The Providence Gas Company (Registrant or ProvGas), a Rhode Island corporation, was organized in 1847 and became a wholly-owned subsidiary of Providence Energy Corporation (Providence Energy) through a reorganization on February 1, 1981. The outstanding shares of common stock of Providence Energy are presently listed on the American Stock Exchange.

  The executive offices of the Registrant are located at 100 Weybosset Street, Providence, Rhode Island 02903, telephone (401) 272-5040.

  The Registrant is engaged in natural gas distribution, serving approximately 159,000 customers in Providence and Newport, Rhode Island, and in 23 other cities and towns in Rhode Island. The service territory encompasses approximately 350 square miles and has a population of approximately 715,000. For the year ended September 30, 1994, residential sales accounted for approximately 50% of total company sales, with commercial and industrial sales representing, in the aggregate, approximately 50%. For the years ended September 30, 1993 and 1992, residential sales represented approximately 59% and 71%, respectively, of the total sales, with commercial and industrial sales representing, in the aggregate, approximately 41% and 29%, respectively, of sales. During fiscal year 1994, no single customer accounted for more than 2.5% of the Registrant's gas operating revenues.

  The Registrants gas distribution system consists of approximately 2,300 miles of gas mains ranging in size from 2 to 36 inches in diameter, approximately 135,000 services (a service is a pipe connecting a gas main with piping on a customer's premises), approximately 168,000 gas meters, and the necessary pressure regulators. The Registrant has regulating and metering facilities at seven points of delivery from Algonquin Gas Transmission Company (Algonquin) and one from Tennessee
Gas Transmission Company, which the Registrant believes to be adequate for receiving gas into its distribution system.

  The natural gas industry is subject to numerous challenges, many of which affect the Registrant in varying degrees. Significant industry challenges affecting the Registrant include: the ability to adapt to the regulatory changes occurring at the national level under the framework of the Federal Energy Regulatory Commission (FERC) Order 636 and the ability to gain local approval through the Rhode Island Public Utilities Commission (RIPUC) for new rates tailored to customers' specific needs and market availability.

Gas Supply

  During fiscal 1994, the Registrant purchased its gas supplies from multiple sources. Of these sources, 79 percent was provided by contracts with direct suppliers (well-head producers) on a firm transportation basis. The Registrant, during off-peak periods, has also taken advantage of inexpensive gas supplies offered on the spot market which constitutes 13 percent of the Registrant's gas supply. Lastly, the Registrant uses liquefied natural gas (LNG) and underground storage (eight percent) to complete its supply portfolio.

  In a deregulated market, effective management of natural gas supply offers the Registrant a competitive advantage. The Registrant has responded to deregulation by aggressively boradening supply sources and transportation options. We have created a flexible, responsive, and competitive portfolio of suppliers, transporters, and storage services. A key component to operating in this new competitive environment is the flexibiltiy gained by successful storage management for both supply balancing and meeting cold weather requirements. In 1994, our underground storage capacity increased by 123 percent fom 1.3 billion cubic feet (Bcf) to 2.9 Bcf, while our firm daily withdrawal capability increased by over 200 percent from 9 million cubic feet (MMcf) to 28 MMcf. Managing supply requires price and cost vigilance and a thorough

                           PAGE I-1


knowledge of our own market requirements. Where the Registrant once purchased a bundled package, including the gas and transportation of the gas to our city gate, we now buy and sell both gas supply and pipeline capacity using the new system of bulletin boards to schedule supply, to locate purchasers for available gas and capacity, and to track the availablity and price of both gas supply and pipeline capacity. To meet the challenge of managing supply and improve our ability to respond competitively, we have expanded our planning capability, upgraded our ability to electronically monitor our distribution system, added the capability to telemeter our larger customers, and created a supply operations center designed to centralize all daily supply management functions. Our goal is to buy natural gas directly from producers at the lowest possible price and arrange space on pipelines for specific delivery dates to ensure that we have adequate supply to meet our constantly changing demand. In addition, our enhanced ability to manage supply improves our ability to respond quickly to new marketing opportunities.

  This capability of managing supply is critical to providing our customers with a reliable and competitively priced product. Our diversified portfolio of supply options virtually guarantees that no single event will unduly affect price and supply. Our supply of liquefied natural gas (LNG) and expanding storage capability provides the flexibility needed to maintain reliability in severe cold, met rapid shifts in temperature and, in conjunction with supply management, provide a competitive edge as markets and prices change.

  In the new environment, we are able to sell capacity that is not needed through a program called "capacity release". Part of maintaining a healthy supply of natural gas means that the Registrant has capacity reserved for future growth and peak season needs - particularly for severely colder-than-normal weather. The revenues generated from these sales reduce the cost of gas for firm customers and improve our competitive position. Our upgraded planning, system modeling, and supply flexibility increase our ability to release capacity and efficiently use our supply resources to reduce costs to customers. In 1994, the Company generated $2.1 million in reduced gas costs from our capacity release program.

  Rates and Regulation. The Registrant is subject to the regulatory jurisdiction of the RIPUC with respect to rates and charges, standards of service, accounting and other matters. The standards set by this regulatory body affect all aspects of the Registrant's business, including the ability to market to new customers and to meet competition from other fuel suppliers - see Competition and Marketing.

     On October 14, 1993, the Rhode Island Public Utilities Commission (RIPUC) approved ProvGas' request to adopt a new rate design, including a declining block rate structure, seasonal gas cost accounting and higher customer charges effective November 14, 1993. The declining block rate structure allows ProvGas to recover more fixed costs through rates immediately when a customer begins buying natural gas. Also, the new block rate structure will help balance customer bills during the year and will help protect ProvGas and its customers during periods of extreme weather conditions. This new block rate structure should result in a stabilization of earnings from year to year. In addition to the improved stability in earnings, the new rates are designed to increase annual operating margin by approximately $700,000. Other components of the rate award include an allowed return on equity of 11.2 percent. In 1994, for accounting and gas cost recovery purposes, ProvGas recorded the embedded cost of gas using seasonal gas cost factors of $4.26 per thousand cubic feet (Mcf) during November '93 through April '94 and $2.77 per Mcf during May '94 through September '94. The ultimate effect of the seasonal gas cost accounting will be that quarterly operating margins will decrease in the winter months and increase in the summer
months when compared to the previous method.   Assuming normal weather,
annual earnings should not be affected by this change.

    Another significant attribute of the new rate design structure as compared to the previous method is a higher customer charge. The average monthly customer charge has been increased to recognize that a substantial portion of ProvGas' costs are relatively fixed and should be

                           PAGE I-2


recovered from customers even when gas consumption is less than expected. ProvGas' volumetric charge has decreased in order to off set the increased customer charge.

  The following table sets forth the results of the Registrants' applications before the RIPUC for rate increases since 1981.

               Annualized                     Annualized     Authorized
  Date of    Rate Increase    Date Rates    Rate Increase     Return on
Application    Requested       Effective     Granted (*)   Common Equity

 9/28/81      $12,400,000      07/20/82      $9,600,000         15.5%
 2/27/84       10,800,000      12/28/84       5,600,000         15.5
 8/04/88        8,300,000      06/01/89       4,860,000         13.0
 5/17/90       15,800,000      03/15/91       9,176,000         12.8
 1/15/93        9,100,000**    11/14/93         694,000         11.2

(*) Although the RIPUC reviews and approves all changes in gas costs billed to customers under the Cost of Gas Adjustment (CGA) clause, such changes are not part of the general rate filings described above.

(**) Rate increase requested on January 15, 1993 of $9,100,000 was recalculated to $6,970,000 on September 14, 1993 due to cost of service adjustments reflecting cost savings.

  Previously in an August 1987 rate order, a provision was included whereby the Registrant would be allowed to retain all of the margin on all nonfirm sales (including dual-fuel, interruptible, cogeneration, transportation, etc.) up to $2.8 million with a 50/50 sharing of the margin beyond that amount between the Registrant and its firm customers. However, the RIPUC has approved a new Non-Firm Margin Sharing Agreement, signed between the Division of Public Utilities and Carriers and the Registrant in April 1992. The Agreement also stipulates that all non-firm margins earned from the sales of system transportation to a local electric utility will be 100% credited to the Registrant's firm customers. Sales made to certain interruptible customers will be considered for non-firm margin sharing on a case by case basis.
  Under the agreement, the non-firm margin threshold for system interruptible sales and system transportation will be calculated annually using the average of total non-firm margins earned from system interruptible sales and system transportation sales for the preceding three years. A new non-firm margin threshold will be calculated for each fiscal year beginning in October. Non-firm margins earned above the threshold will be shared at a ratio of 66 2/3% to firm ratepayers and 33 1/3% to the Registrant. For the fiscal 1993 year that threshold was $2.1 million as compared to $1.6 million in fiscal 1992. The threshold for fiscal 1994 has been determined to be $2.5 million. The Registrant retained the provision to collect the full $2.8 million it received earlier plus $.2 million as a result of a consolidation with the purchase of South County Gas Company. If actual non-firm margin were below the $3 million threshold, the Registrant would add an amount to its CGA to bring collections up to the $3 million non-firm threshold.

  Competition and Marketing. Under the current laws of Rhode Island, no gas utility may deliver gas in a city or town where another utility is already selling gas, unless the new utility shall have obtained a certificate from RIPUC certifying that the public convenience and necessity requires the same. Such an action requires a public hearing with notice to specific parties including the gas utility already serving the area. To date, the Registrant has not experienced any competition from the other natural gas utilities in its service areas.

  The Registrant faces its most intense competition from fuel oil in certain market segments. During 1994, for commercial and industrial customers, oil has enjoyed a price advantage over natural gas. Despite this price advantage, the Registrant continues to add both commercial and industrial customers. This is mainly the result of price stability afforded historically by natural gas over oil and is also the result of value added benefits from reliable customer service provided to the Registrant's customer sectors.


                           PAGE I-3


  Advanced gas technologies play a significant role in load growth for both the commercial and industrial sectors. Such technologies include on site cogeneration capabilities, cost-effective alternatives to electric space conditioning, process cooling, motor drives and the utilization of compressed natural gas vehicles (NGV).

  The Registrant opened its first public natural gas filling station in June 1992. This market development provides on-site fueling capabilities for large fleet operators. The Registrant expects natural gas vehicles (NGV) to produce modest margin growth over the next five years. The Registrant has 15 companies and State agencies using the station. Including the Registrants' own natural gas cehicles, there are about 125 NGV's operating in Rhode Island.

  The Registrant helped the East Providence School Department and Ryder Transportation Company win a Federal grant to study the effectiveness of natural gas school buses compared to standard diesel fuel buses. Beginning in January 1995, four natural gas buses will be tested for fuel cost and overall vehicle economy. The Registrant assisted in the construction of a compressed natural gas filling station in East Prividence to service the buses. This is the first use of natural gas school buses in Rhode Island.

  The Registrant plans to work with other companies to build CNG filling stations. A significant boost to these efforts occurred this year with legislative approval of a bill allowing nonutility companies to sell natural gas for vehicular use without being subject to public utility regulation. This legislation allows private investors to build the natural gas refueling infrastructure, a critical step in the development of the natural gas vehicle market.

  To further promote the Registrant's objective of maximizing growth, market research activities have been intensified. This market research will identify growth opportunities, such as non-users on existing mains, increase existing user load and main extension to developments not evaluated previously. This research will also provide the data essential to design marketing strategies. At present, only approximately 45% of the residences within the Registrant's service areas are heated by natural gas. Furthermore, 24% of the Registrant's customers currently do not use natural gas to heat their homes. As a result, the Registrant believes that marketing to this segment represents a potential for significant growth.

  The Registrant has completed the contract with the U.S. Navy to provide gas service to a boiler plant facility in Newport, R.I.. This arrangement allows for conversion of the Navy facility from oil firing to a combination of oil and natural gas firing. In addition, based upon a technology that was developed for various NASA space programs, the fuel cell will be fully operational by February 1995. Fuel cells use natural gas as a raw material in a chemical reaction that results in the creation of voth electricity and hot water. The Navy's fuel cell will provide electricity and hot water at a significant discount versus the current conventional sources. ProvGas estimates the annual natural gas usage to be about 15 MMcf annually - this is equivalent to the gas usage of about 120 residential heating customers.

Employees

  At September 30, 1994, the Registrant had 553 full-time employees Approximately 276 of those employees were covered by a collective bargaining agreement with the United Steelworkers of America. These same union employees and the Registrant ratified a three year extension to the contract which ended in January 1993. The agreement calls for general wage increases of 3.5 percent in 1993, 3.75 percent in 1994 and 4 percent in 1995. Also incorporated into the contract were work practice changes and other action steps designed to allow the Registrant to achieve greater operating efficiencies.

Storage Facilities

  Under an agreement with Texas Eastern, the Registrant is entitled to the underground storage of up to 1,200 MMcf of natural gas at a facility


                           PAGE I-4

located in Leidy, Pennsylvania. Withdrawals from storage are on a firm basis at the time of proposed withdrawal. The Registrant has additional storage capacity of 3,081 MMcf in various underground storage fields for the 1994/95 winter, which may be withdrawn on a best efforts basis at time of the proposed withdrawal. The only limitation to the timely withdrawal is a potential temporary bottleneck in the pipeline caused by heavy seasonal demand.

  The Registrant has an agreement with Algonquin for the storage of up to the equivalent of 1,170 MMcf of vaporized LNG in a tank owned by Algonquin and located on land leased to Algonquin by the Registrant.
The agreement expires in 2003, but the Registrant has an option to extend the agreement for an additional thirty years. The Registrant owns and operates an LNG storage and vaporization facility which has the capacity to store the equivalent 185 MMcf of vaporized LNG.

Special Factors Affecting the Natural Gas Industry

  General. The natural gas industry is subject to numerous legislative and regulatory requirements, standards and restrictions that are subject to change and that affect the Registrant to varying degrees.
Significant industry factors that have affected or may affect the Registrant from time to time include: lack of assurance that rate increases can be obtained from regulatory authorities in adequate amounts on a timely basis; changes in the regulations governing the Registrant's operations; reductions in the prices of oil and propane, which can make those fuels less costly than natural gas in some markets; increases in the price of natural gas; and competition with other gas sources for industrial customers, including potential attempts to bypass the Registrant's facilities.

  FERC Regulations. In recent years FERC has been attempting to increase competition with regard to the transportation and sale of natural gas in interstate commerce. Beginning in late 1985, FERC began promulgating orders allowing all industry participants access to pipeline transportation on an open, nondiscriminatory basis to the extent of available capacity.

  Recent FERC orders are in furtherance of its policy to make gas transportation and alternate supply sources more accessible to all parties, including local distribution companies and their customers. Such "open access" allows the Registrant to obtain its supply through a more competitive national gas pipeline system, where and when capacity is available.

  FERC Order 636 and other related order (the Orders) have significantly changed the structure and types of services offered by pipeline transportation companies. The most significant components of the restructuring occurred in November 1993. In response to these changes, the Registrant has successfully negotiated new pipeline transportation and gas storage contracts.

  At the same time, a number of contracts with gas suppliers have been negotiated to complement the transportation and storage contracts. The portfolio of supply contracts is designed to be market responsive and is diversified with respect to contract lengths, source location, and other contract terms. On a periodic basis, the Registrant reviews all of its contracts to ensure a diverse, secure, flexible and economical supply portfolio is maintained.

  To meet the requirements of the Orders, the pipelines have incurred significant costs, collectively known as transition costs. The majority of these costs will be reimbursed by the pipelines' customers including the Registrant. Based upon current information, the Registrant anticipates its share of transition costs to total between $16 million and $19 million of which $8.3 million has been included in the CGA and is currently being collected from customers. The remaining minimum obligation of $7.7 million has been recorded in the accompanying consolidated balance sheet along with a regulatory asset anticipating future recovery through the CGA.

  The Registrant's ultimate liability may differ from the above

                           PAGE I-5

estimates based on FERC settlements with the Registrant's pipeline transportation suppliers. FERC has approved settlements with two of its pipelines, which account for the bulk of its transition costs. Negotiations are continuing on the two additional pipelines, but recent favorable developments have considerably reduced the uncertainty previously disclosed. As a result, the Registrant has decreased the range for potential transition costs accordingly.

Environmental Regulations

  Federal, state and local laws and regulations establishing standards and requirements for protection of the environment have increased in number and in scope within recent years. The Registrant cannot predict the future impact of such standards and requirements which are subject to change and can take effect retroactively. The Registrant continues to monitor the status of these laws and regulations. Such monitoring involves the review of past and current operations and properties. To the best of its knowledge, subject to the following paragraph, the Registrant believes it is in substantial compliance with such laws and regulations. However, should future costs be incurred, relating to the items mentioned below, the Registrant anticipates recovery from third parties or through rates.

  The Registrant is aware of four sites at which it may incur future costs for environmental investigation and clean-up. Based on current available information, however, the amount of costs, if any, related to these sites will not be material to the operations of the Registrant or its financial position.

  Management anticipates requesting rate relief for all costs related to the environmental matters and believes that the ultimate resolution of these matters will not have a materially adverse effect on the Registrant's results of operations and financial condition.

  With regard to the clean air quality standards, the Registrant believes that the use of natural gas in industrial and electric generation boilers and turbines is one way to reduce pollutants discharged into the atmosphere. To the extent that the use of clean burning fuels is mandated by federal or state policy, management believes that demand for the Registrant's natural gas would increase.

  Other Standards. The Registrant is also subject to standards prescribed by the Secretary of Transportation under the Natural Gas Pipeline Safety Act of 1968 with respect to the design, installation, testing, construction and maintenance of pipeline facilities. The enforcement of these standards has been delegated to the RIPUC and management believes that the Registrant is in substantial compliance with all present requirements imposed by such agency.

ITEM 2. PROPERTIES

  In addition to the Registrant's gas distribution system and storage facilities, which constitute the principal properties of the Registrant, the Registrant owns several buildings and other facilities in Newport, Providence and Westerly which house its offices and provide floor space for its distribution and maintenance facilities.

  Substantially all the foregoing properties are mortgaged as collateral for outstanding bonds of the Registrant.

ITEM 3. LEGAL PROCEEDINGS

  The Registrant is involved in legal and administrative proceedings in the normal course of business, including certain proceedings involving material amounts in which claims have been or may be made. However, management believes, after review of insurance coverage and consultation with legal counsel, that the ultimate resolution of the legal proceedings to which it is or can at the present time be reasonably expected to be a party, will not have a materially adverse effect on the Registrant's results of operations or financial condition.



                           PAGE I-6


ITEM 4. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

  Not applicable.















































                           PAGE I-7

                           PART II


ITEM 5. MARKET FOR REGISTRANT'S COMMON EQUITY AND RELATED STOCKHOLDERS'
        MATTERS

  Not applicable. The Registrant is a wholly-owned subsidiary of Providence Energy Corporation.














                           PAGE II-1
ITEM 6. SELECTED FINANCIAL DATA
                          THE PROVIDENCE GAS COMPANY
                            SELECTED FINANCIAL DATA
                             SUMMARY OF OPERATIONS
                       FOR THE YEARS ENDED SEPTEMBER 30

                            1994      1993      1992      1991      1990
                                  (Thousands, except per share amounts)
Operating revenues           $219,143  $206,050  $187,705  $166,738  $154,330
Cost of gas sold              133,315   124,677   110,161   100,316    89,740
Operating margin               85,828    81,373    77,544    66,422    64,590
Operating expenses,
  excluding taxes              54,588    51,754    51,103    45,873    40,560
Taxes, other than income       12,413    12,468    11,439    10,918    10,183
Federal income taxes            4,369     3,507     2,787       772     1,919
Total operating expenses       71,370    67,729    65,329    57,563    52,662

Operating income          14,458    13,644    12,215     8,859    11,928
Other income, (loss) net          409        (3)      514       964       550
Income before interest
 expense                       14,867    13,641    12,729     9,823    12,478
Interest expense                6,121     6,546     6,615     6,854     6,323
Net income                     8,746     7,095     6,114     2,969     6,155
Dividends on preferred stock     (696)     (696)     (696)     (280)        -
Net income applicable to
  common stock                  8,050     6,399     5,418     2,689     6,155
Common dividends                4,501     4,427     4,726     5,622     5,621
Income (loss) charged to
  retained earnings          $  3,549  $  1,972  $    692  $ (2,933) $    534
                             ========  ========  ========  ========  ========
Weighted average common
  shares outstanding          1,243.6   1,243.6   1,243.6   1,243.6   1,243.6
                             ========  ========  ========  ========  ========
Earnings per common share    $   6.47  $   5.15  $   4.36  $   2.16  $   4.95
                             ========  ========  ========  ========  ========
Common dividends             $   3.62  $   3.56  $   3.80  $   4.52  $   4.52
                             ========  ========  ========  ========  ========


                             OTHER FINANCIAL DATA
                                SEPTEMBER 30

                               1994     1993      1992       1991     1990
                                       (Thousands, except per share amounts)
Gas plant-at original cost   $230,926  $213,218  $202,019  $191,693  $182,010
Gas plant-net of depreciation 151,394   141,929   137,791   133,188   128,258
Total assets                  221,177   141,868   184,651   174,686   162,349
Capitalization:
  Long-term debt               60,078    62,163    60,958    42,818    48,766
  Redeemable cumulative preferred
    stock                       8,000     8,000     8,000     8,000        --
  Common Stockholder's
    investment                 69,841    64,861    46,403    45,722    48,752
Shares of common stock at year-
  end                         1,243.6   1,243.6   1,243.6   1,243.6  1,243.6
Book value per share         $  56.16  $  52.16  $  37.31  $  36.77  $  39.20
                                   PAGE II-2

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS


Summary

     The Registrant's 1994 operating revenues, operating margin and net income applicable to common stock have all increased over the comparable periods presented, as shown in the table below

                                           (000's)

                      1994        1993      Change     %Change

Operating revenues  $219,143    $206,050   $13,093        6.4

Operating margin      85,828      81,373     4,455        5.5

Net income applicable
 to common stock       8,050       6,399     1,651       25.8


RESULTS OF OPERATIONS - 1994 VS 1993

     On October 14, 1993, the Rhode Island Public Utilities Commission (RIPUC) approved ProvGas' request to adopt a new rate design, including a declining block rate structure, seasonal gas costs accounting and higher customer charges effective November 14, 1993. The declining block rate structure allows ProvGas to recover more fixed costs through rates immediately when a customer begins buying natural gas. Also, the new block rate structure will help balance customer bills during the year and will help protect ProvGas and its customers during periods of extreme weather conditions. This new block structure should result in a stabilization of earnings from year to year. In addition to the improved stability in earnings, the new rates are designed to increase annual operating margin by approximately $700,000. Other components include a rate award , an allowed return on equity of 11.2 percent. In 1994, for accounting and gas cost recovery purposes, ProvGas recorded the embedded cost of gas using seasonal gas cost factors of $4.26 per Mcf during November '93 through April '94 and $2.77 per Mcf during May '94 through September '94. The ultimate effect of the seasonal gas cost accounting will be that quarterly operating margin will decrease in the winter months and increase in the summer months when compared to the
previous method.   Assuming normal weather, annual earnings should not
be affected by this change.

    Another significant attribute of the new rate design structure as compared to the previous method is a higher customer charge. The average monthly customer charge has been increased to recognize that a substantial portion of ProvGas' costs are relatively fixed and should be recovered from customers even when gas consumption is less than expected. ProvGas' volumetric charge has decreased in order to off-set the increased customer charge.

     For the first time in twelve years, the Registrant experienced a colder-than-normal heating season as it relates to normal temperatures utilized in the last rate case. During 1994, temperatures averaged 4.7 percent colder-than-normal. In addition, 1994 weather was also 4.5 colder than 1993, thereby increasing operating margin by approximately $700,000.

     The net increase in the average annual number of customers during 1994 over 1993 was approximately 2,000 or 1.3 percent. The modest increase was the result of new housing construction and conversions from other energy sources offset by shut-offs for non-payments and housing vacancies due to the stagnant economy.

     As a result of the colder temperatures experienced during 1994, residential sales, which provide the Registrant with its greatest source of margin, increased 331 million cubic feet (MMcf) or 2.4 percent over 1993. Also affecting the increase was the modest increase in number of customers.

                           PAGE II-3

     Non-firm sales volumes increased approximately 1,000 MMcf or 28 percent reflecting an increase in sales to other natural gas utilities. Offsetting the above was a small decrease in off-system cogeneration sales (approx. 300 MMcf) due to the expiration of a short-term contract in 1993 with a cogeneration customer located outside the Registrant's service territory. Both of these items, however, did not have a material impact on the Registrant's operations because the RIPUC limits the amount of margin ProvGas can retain. Any margin earned which is greater than or less than the RIPUC limits is returned to or collected from customers through the Cost of Gas Adjustment Clause (CGA).

     Overall, other operation and maintenance expenses have increased approximately $2.4 million or 5.6 percent during 1994 as compared to 1993. The increase was the result of a higher provision for uncollectible revenue, normal wage increases granted due to negotiated union contract terms and expected one-time legal and related expenses associated with compliance with Federal Energy Regulatory Commission's Order 636. In addition, the Registrant implemented a new accounting standard for accounting for post-retirement healthcare benefits which increased the annual expense by $167,000. This increase was fully recovered in rates. See Footnote 5 of the accompanying consolidated financial statements for more information. Furthermore, maintenance expenses increased, reflecting a higher level of service and system repair work, caused primarily by the colder-than-normal weather experienced during the peak heating season.

     Offsetting the above increases was a restructuring initiative that occurred at ProvGas in June 1994. The intent of the restructuring was to significantly improve the Registrant's customer services, lower operating expenses and increase operating efficiencies. The Registrant, during 1994, realized approximately $200,000 in after-tax savings as a result of the restructuring. For more information on the restructuring, see Footnote 8 to the accompanying consolidated financial statements.

     Taxes have increased approximately $800,000 or 5.1 percent during the latest year. The increase in taxes, mainly Federal income and state gross receipts, were the result of higher pretax income and higher operating revenues, respectively. Offsetting the above increase was a decrease in property taxes resulting from an aggressive program over the past several years of working with the local cities and towns to reduce the assessments on which ProvGas pays taxes.

     During 1994, the Registrant adopted Statement of Financial Accounting Standard No. 109 (SFAS No. 109), which requires an asset and liability approach to account for income taxes. There were significant adjustments incorporated into the accompanying consolidated balance sheet. However, there was no profit/loss statement impact as a result of the adoption of SFAS No. 109. For a more detailed explanation, see Footnote 2 to the accompanying consolidated financial statements.

    Interest expense for 1994 decreased approximately $400,000 or 6.5 percent as compared to 1993. A small increase in short-term interest rates offset by a decline in weighted average borrowings caused a decrease in short-term interest expense. Long-term interest expense decreased as a result of the refinancing of higher cost debt and sinking fund payments.

RESULTS OF OPERATIONS - 1993 VS 1992

     During 1993, the Registrant experienced a 1.6 percent warmer-than-normal heating season. However, 1993 weather averaged four percent colder than 1992, thereby increasing operating margin by $1.1 million or 23 cents per common share, net of tax.
     The net increase in the average annual number of customers during 1993 over 1992 was approximately 900 or .6 percent. Although the actual increase for new customers exceeded one percent, this was offset by a greater than normal number of shut-offs for non-payment and housing vacancies.

                           PAGE II-4
As a result of colder temperatures during 1993, residential sales volumes increased approximately 720 MMcf or 4.8 percent over 1992. Non-firm sales volumes decreased approximately 2,700 MMcf or 40.7 percent as a result of the expiration of a short-term contract in November 1992 with a cogeneration customer located outside the Registrant's service territory. This decrease in non-firm sales had no material impact of the Registrant's financial position or results of operations due to ProvGas' 1992 non-firm margin sharing agreement.

     Other operation and maintenance expenses have increased approximately $290,000 or less than one percent during 1993. The modest increase was due to normal wage increases and maintenance expenses associated with a higher level of service and system repair work. Offsetting the increase in the above expenses was the implementation of a work force reduction initiative in 1992. This initiative decreased the Registrant's total payroll and related costs by approximately $1 million during 1993 as compared to 1992.

     Taxes increased by approximately $1.7 million or 12.3 percent during 1993 as compared to 1992. The increase in taxes was mainly the result of higher pretax income and higher operating revenues.

     Interest expense for 1993 decreased by approximately $100,000 or one percent over 1992. The decline in short-term interest rates, coupled with a decrease in weighted average short-term borrowings, led to the decrease in short-term interest expense. Offsetting the decrease in short-term interest was an increase in long-term interest expense due to the issuance of First Mortgage Bonds, Series O & P totalling $25 million. This issuance was used to call higher cost debt and led to interest savings in 1994.

LIQUIDITY AND CAPITAL RESOURCES

     During 1994, the Registrant experienced a sharp increase in its net cash provided by operations. In addition to increases in income after interest expense and increases in non-cash expenses, including deferred taxes and depreciation, collection of gas costs from the undercollection that existed in 1993 provided the major reason for the increase in net cash provided by operations.

     In November 1993, ProvGas received proceeds of $16 million related to an issuance of First Mortgage Bonds, Series Q (5.62%). The net proceeds received from the issuance were used to pay down short-term debt. Short-term debt was used earlier to call long-term debt bearing a higher interest rate. The previous issuances called were First Mortgage Bonds, Series L (8.85%) and the Series II Senior Debentures (8.50%). This issuance will generate annual savings to the Registrant of approximately $300,000, net of tax.

     In late June 1993, the Registrant's parent, Providence Energy Corporation, priced its public offering of 850,000 shares of common stock at $19 per common share. The net proceeds of $15.3 million, along with an additional $1.1 million, totalling $16.4 million, were contributed as capital to ProvGas. ProvGas used the equity for repayment of short-term debt incurred to finance ProvGas' capital expenditures.

     In November 1992, ProvGas issued $25 million of First Mortgage Bonds. These bonds, which consisted of $12.5 million (8.46%) designated as Series O and $12.5 million (8.09%) designated as Series P, will mature in September 2022. The Series P issuance is subject to an annual mandatory redemption provision in the amount of $625,000 beginning in fiscal year 2003. The net proceeds provided by this issuance were used to paydown short-term debt.

                           PAGE II-5

     The Registrant's parent company's ability to pay dividends to its shareholders is largely dependent upon receipt of dividends from the Registrant. Approximately $12.7 million of the Registrant's retained earnings were available for dividends at the end of 1994 under the terms of the most restrictive ProvGas First Mortgage Bond indenture.

     The Registrant meets seasonal cash requirements and finances its capital expenditures program on an interim basis through short-term borrowings. As of September 30, 1994, the Registrant had lines of credit totalling $55,000,000 ($40,500,000 committed) with borrowings outstanding of $24,700,000.

     Capital expenditures for the latest year were $18.8 million as compared to $12.8 million in 1993. The increase in capital expenditures was for large projects for the electric company, the Navy and the technology projects such as the automated meter reading. Anticipated capital expenditures for the next three years are expected to total between approximately $45 million to $55 million. These expenditures will be for construction and upgrading of gas systems and continuing investment in technology projects.





















                           PAGE II-6

ITEM 8.  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

                      THE PROVIDENCE GAS COMPANY
                      CONSOLIDATED BALANCE SHEETS
                             SEPTEMBER 30
                                                     1994           1993
                                                     (Thousands of Dollars)
                 ASSETS

Gas plant, at original cost (notes 1, 3 and 6)      $230,926    $213,218
  Less - Accumulated depreciation and
         utility plant acquisition adjustments        79,447      71,289
                                                     151,479     141,929

Current assets:
  Cash and temporary cash investments (notes 1 and 7)    844         597
  Accounts receivable, less allowance of
    $2,923 in 1994 and $2,354 in 1993                 17,511      16,860
  Receivables from affiliated companies                  153          80
  Unbilled revenues (note 1)                           2,877       2,787
  Deferred gas costs (notes 1 and 6)                  15,349      16,369
  Inventories, at average cost -
    Liquefied natural gas, propane and underground
      storage                                         11,123      11,363
    Materials and supplies                             1,590       1,763
  Prepaid and refundable taxes (note 2)                3,507       6,169
  Prepayments                                          1,458         837
                                                      54,412      56,825
Deferred charges and other assets (notes 1 and 5)     15,286      12,657

  Total assets                                      $221,177    $211,411
                                                    ========    ========

      CAPITALIZATION AND LIABILITIES

Capitalization (see accompanying statement)        $137,919     $135,024
Current liabilities:
  Notes payable (notes 4 and 7)                      24,700       20,800
  Current portion of long-term debt (note 3)          2,085          466
  Accounts payable (note 6)                          18,039       18,463
  Accrued taxes (note 2)                              6,057        7,356
  Accrued vacation                                    1,543        1,664
  Customer deposits                                   3,520        2,895
  Other (note 8)                                      2,779        2,955
                                                     58,723       54,599
Deferred credits and reserves:
  Accumulated deferred Federal income taxes (note 2) 14,786       13,423
  Unamortized investment tax credits (note 2)         2,826        2,984
  Other (note 5)                                      6,923        5,381
                                                     24,535       21,788

Commitments and contingencies (notes 6 and 8)             -            -

  Total capitalization and liabilities              $221,177    $211,411
                                                    ========    ========

The accompanying notes are an integral part of these consolidated financial statements.


                          PAGE II-7
                 THE PROVIDENCE GAS COMPANY
              CONSOLIDATED STATEMENTS OF INCOME
                 FOR THE FISCAL YEARS ENDED
                        SEPTEMBER 30

                                        1994       1993       1992
                               (Thousands, except per share amounts)

Operating revenues                  $219,143    $206,050   $187,705
Cost of gas sold                     133,315     124,677    110,161
  Operating margin                    85,828      81,373     77,544
Operating expenses:
  Other operation                     41,508      39,355     39,516
  Maintenance                          3,735       3,487      3,030
  Depreciation and amortization        9,345       8,912      8,557
  Taxes -
 State gross receipts                  6,326       5,752      4,888
 Local property and other              6,087       6,716      6,551
 Federal income (note 2)               4,369       3,507      2,787
                                      71,370      67,729     65,329
Operating income                      14,458      13,644     12,215
Other income, net                        409          (3)       514
Income before interest expense        14,867      13,641     12,729
Interest expense:
  Long-term debt (note 3)              4,987       5,170      4,371
  Other                                1,241       1,455      2,355
  Interest capitalized                  (107)        (79)      (111)
                                       6,121       6,546      6,615

Net income                             8,746       7,095      6,114
Preferred dividends (note 3)            (696)       (696)      (696)
Net income applicable to
  common stock                      $  8,050    $  6,399   $  5,418
                                    ========    ========   ========

Earnings per common share (note 10) $   6.47    $   5.15   $   4.36
                                    ========    ========   ========

Weighted average common
  shares outstanding (note 10)       1,243.6     1,243.6    1,243.6
                                    ========    ========   ========

The accompanying notes are an integral part of these consolidated financial statements.















                          PAGE II-8

                     THE PROVIDENCE GAS COMPANY
                CONSOLIDATED STATEMENTS OF CASH FLOWS
               FOR THE FISCAL YEARS ENDED SEPTEMBER 30
                                                 1994       1993       1992
                                                   (Thousands of Dollars)
Cash provided by (used for)
Operations:
  Net income                                 $   8,746   $  7,095   $  6,114
  Items not requiring cash:
    Depreciation and amortization                9,321      9,055      8,607
    Deferred Federal income taxes                1,109        315        335
    Amortization of investment tax credits        (158)      (156)     (176)
    Changes in assets and liabilities
      which provided (used) cash:
        Accounts receivable                       (724)    (2,585)   (2,404)
        Unbilled revenues                          (90)       564       144
        Deferred gas costs                       2,120     (9,769)    2,032
        Inventories                                413     (4,084)    1,219
        Deferred capacity charges                    -      1,343      (846)
        Prepaid and refundable taxes             1,929        296      (720)
        Prepayments                               (621)       342      (218)
        Accounts payable                        (1,524)     1,658     2,916
        Accrued taxes                             (156)       174       189
        Refundable gas costs                         -     (1,767)    1,767
        Accrued vacation, customer
          deposits and other                       328        551      (504)
  Net cash provided by operations               20,693      3,032    18,455
Investment activities:
  Expenditures for property, plant and
    equipment                                  (18,770)   (12,842)  (12,780)
  Deferred charges and other                    (1,413)    (1,388)   (2,454)
    Total                                      (20,183)   (14,230)  (15,234)
Financing activities:
  Equity infusion from parent                    1,500     16,500         -
  Issuance of mortgage bonds                    16,000     25,000         -
  Payments on long-term debt                      (466)   (16,193)  (11,809)
  Increase (decrease) in notes payable, net    (12,100)     8,610    13,696
  Cash dividends on preferred shares (note 3)     (696)      (696)     (696)
  Cash dividends on common shares               (4,501)    (4,427)   (4,726)
    Total                                         (263)    11,574    (3,535)
Increase (decrease) in cash and
  cash equivalents                                 247        376      (314)
Cash and cash equivalents at beginning
  of year                                          597        221       535
Cash and cash equivalents at end of year      $    844   $    597  $    221
                                              ========   ========  ========
Supplemental disclosure of cash flow information:
  Cash paid during the year for -
    Interest (net of amount capitalized)      $  5,965   $  6,883  $  6,551
    Income taxes (net of refunds)             $  1,205   $  2,300  $      2



The accompanying notes are an integral part of these consolidated financial statements.


                              PAGE II-9

                 THE PROVIDENCE GAS COMPANY
          CONSOLIDATED STATEMENTS OF CAPITALIZATION
                        SEPTEMBER 30

                                                      1994       1993
                                                 (Thousands of Dollars)

Stockholder's investment: (notes 3 and 10)
  Common stock, $1 Par, Authorized - 2,500,000 shares
    Outstanding - 1,243,598 shares in 1994
      and 1993                            $  1,244$  1,244
  Amount paid in excess of par              37,883  36,452
  Retained earnings                         30,714  27,165
                                            69,841  64,861
Cumulative preferred stock (notes 3 and 7):
  Redeemable 8.7% series, $100 par
  Authorized - 80,000 shares
  Outstanding - 80,000 shares as of 1994
    and 1993                                 8,000   8,000

Long-term debt (notes 3, 6 and 7):
First Mortgage Bonds, secured by utility property -
  Series M, 10 1/4%, due July 31, 2008      10,000  10,000
  Series N, 9.63%, due May 30, 2020         10,000  10,000
  Series O, 8.46%, due September 30, 2022   12,500  12,500
  Series P, 8.09%, due September 30, 2022   12,500  12,500
  Series Q, 5.62%, due November 30, 2003    16,000  16,000
Capital Leases                               1,163   1,629

                                            62,163  62,629
  Less-current portion                       2,085     466
                                            60,078  62,163

Total capitalization                      $137,919$135,024
                                          ================

The accompanying notes are an integral part of these consolidated financial statements.




















                         PAGE II-10

                        THE PROVIDENCE GAS COMPANY
                     CONSOLIDATED STATEMENTS OF CHANGES
                     IN COMMON STOCKHOLDER'S INVESTMENT
                FOR THE THREE YEARS ENDED SEPTEMBER 30, 1994

                                                             Amount
                                            Shares           Paid in
                                     Issued and Outstanding  Excess     Retained
                                     Number     Amount      of Par      Earnings
                                                         (Thousands)
Balance, September 30, 1991           1,244    $1,244      $19,977     $24,501
Add (deduct):
  Net income                            -         -           -          6,114
  Cash dividends on common shares
    ($3.80 per share)                   -         -           -         (4,726)
  Cash dividends on preferred
    shares  ($8.70 per share)           -         -           -           (696)
  Stock options                         -         -            (11)          -

Balance, September 30, 1992           1,244     1,244       19,966      25,193
Add (deduct):
  Net income                              -         -            -       7,095
  Cash dividends on common shares
    ($3.56 per share)                     -         -            -      (4,427)
  Cash dividends on preferred
    shares ($8.70 per share)              -         -            -        (696)
  Equity infusion                         -         -       16,486           -
Balance, September 30, 1993           1,244     1,244       36,452      27,165

Add (deduct):
  Net income                              -         -            -       8,746
  Cash dividends on common shares
    ($3.62 per share)                     -         -            -      (4,501)
  Cash dividends on preferred
    shares ($8.70 per share)              -         -            -        (696)
  Equity infusion                         -         -        1,500           -
  Accrual for key employee
    stock compensation plan               -         -          (69)          -
Balance, September 30, 1994           1,244    $1,244      $37,883     $30,714
                                    =======    ======      =======     =======

The accompanying notes are an integral part of these consolidated financial statements.












                                 PAGE II-11

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.SIGNIFICANT ACCOUNTING POLICIES

  Consolidation. The consolidated financial statements include the accounts of The Providence Gas Company and its wholly-owned subsidiary (the Registrant or ProvGas). Revenues from the natural gas distribution business are reflected in the accompanying consolidated statements of income to arrive at operating income. Results of nonutility operations are presented after operating income in the accompanying consolidated statements of income. All significant intercompany transactions have been eliminated in consolidation.

  Regulation.  The Registrant is subject to regulation by the Rhode
Island Public Utilities Commission (RIPUC).   The accounting
policies of ProvGas conform to generally accepted accounting principles as applied in the case of regulated public utilities and are in accordance with the regulators' accounting requirements and rate-making practices.

  Operating Revenues. Operating revenues consist principally of gas sales. The gas companies record accrued utility revenues based on estimates of gas volumes consumed and not billed at the end of an accounting period in order to match revenues with related costs.

  Lease Accounting. The Registrant leases water heaters and other appliances to customers under finance leases. The Registrant recognizes the profits associated with these leases when the sale is made, after providing reserves for unearned income, doubtful accounts and warranty repairs.

  Gas Plant. Gas plant is stated at the original cost of construction. In accordance with the uniform system of accounts prescribed by the RIPUC, the difference between the original cost of gas plant acquired and the cost to ProvGas is recorded as a Utility Plant Acquisition Adjustment and is being amortized over periods ranging from 1-22 years.

  Depreciation. Depreciation is provided on the straight-line basis at rates designed to amortize the cost of depreciable plant over its estimated useful life. The composite depreciation rate expressed as a percentage of the average depreciable gas plant in service was approximately 3.75 percent for all years presented.

  The Company retires property units by charging original cost, cost of removal and salvage value to accumulated depreciation.

  Cost of Gas Adjustment. The Registrant has a Cost of Gas Adjustment clause (CGA) which allows for the adjustment of rates charged to customers in order to recover actual gas costs incurred, including demand and commodity charges. The CGA provides for reconciliation of total gas costs billed with the actual cost of gas recorded. Any excess or deficiency in amounts billed as compared to costs is deferred and either refunded to, or recovered from, the customers over a subsequent period.

  Allowance for funds used during construction. The Registrant capitalizes interest and an allowance for equity funds in accordance with established policies of the RIPUC. The rates used are based on the actual cost of debt and the allowed equity return. Interest capitalized is shown as a reduction of interest expense and the equity allowance is included in other income.

  Deferred charges and other assets. The Registrant defers and amortizes certain costs in a manner consistent with authorized or probable rate making treatment. Deferred financing costs are amortized over the life of the security while the remaining deferred charges and other assets are amortized over a recovery period specified by the RIPUC.


                        PAGE II-12



Deferred Charges Include:

                                        1994             1993

Cost of fuel assistance program      $  1,885         $  1,812
Restructuring program                   1,600                -
Pension costs                           5,890            5,153
Unamortized debt expense                2,422            2,451
Post retirement benefits                  708                -
Pipeline interconnection costs            921            1,140
Other deferred charges                  1,860            2,101
   TOTAL                             $ 15,286         $ 12,657
                                     ========         ========

  Temporary Cash Investments. Temporary cash investments are short-term, highly liquid investments with a maturity to the Registrant of not more than 90 days.

  Reclassifications. Certain amounts in the prior year consolidated financial statements have been reclassified for consistent presentation with the current year.

2.FEDERAL INCOME TAXES

In 1994, the Registrant adopted SFAS No. 109, Accounting for Income Taxes, which requires an asset and a liability approach to accounting for income taxes. Under the provisions of SFAS No. 109, deferred taxes are provided for all temporary differences. The prior year financial statements have not been restated.

When implementing SFAS No. 109, the Registrant reduced deferred taxes that were previously provided at rates higher than the current tax rate. Additional deferred taxes and prepaid taxes were also provided for certain temporary differences previously not provided. These adjustments to deferred taxes will be returned to or collected from customers in the future. Accordingly, the Registrant has recorded a net regulatory liability corresponding to the tax adjustments. The implementation of SFAS No. 109 has had no impact on the Registrant's results of operations or cash flows.

The following is a summary of the provision for Federal income taxes for the three years ended September 30:

(thousands of dollars)          1994      1993      1992
Current                      $ 3,333   $ 2,772   $ 2,558
Deferred                       1,109       866       335
Total Federal income tax
 provision                   $ 4,442   $ 3,638   $ 2,893
                             =======   =======    ======
Income tax is charged to the
following for each of the three years
ended September 30:

Charged to operating
expenses                     $ 4,369   $ 3,507   $ 2,787
Included in other income
(loss), net                       73       131       106
Total Federal income tax
provision                    $ 4,442   $ 3,638   $ 2,893
                             =======   =======   =======

The effective Federal income tax rates and the reasons for their differences from the statutory Federal income tax rates are as follows:








                        PAGE II-13



                               1994       1993        1992
Statutory Federal income tax
 rates                         34.0%      34.0%       34.0%
Effect of change of
  Statutory Rate to
  35% for 1994                   .3          -           -
Reversing timing differences    (.4)       (.4)        (.9)
Impact of equity allowance-
 AFUDC                            -         .2          .1
Amortization of investment
  tax credits                   (.4)       (.5)        (.7)
Other                            .1         .6         (.4)
                               33.6%      33.9%       32.1%
                               ====       ====        ====

     The Registrant's deferred tax assets and liabilities as of
September 30, 1994 are the result of the following temporary differences:
                                                        (000)

Long-term deferred taxes
                                    -
  Tax Assets
   Unamortized ITC                                   $    961
   Regulatory liability                                   326
  Other                                                 1,250

  Tax Liabilities
   Property related                                   (14,956)
   Pension costs                                         (648)
   Deferred charges                                    (1,688)
  Other                                                   (31)

       Net deferred tax liability included in
       accompanying consolidated balance sheet       $(14,786)
                                                     ========

Prepaid Taxes

   Tax assets
     Accounts receivable reserves                    $    913
     Property tax reserves                                985
     Alternative minimum tax                              138
     Other                                                752

   Tax liabilities
     Employee severance                                  (409)
     Other                                                (86)

   Net prepaid taxes                                    2,293

     Prepaid gross receipts
     Tax and other                                      1,214

     Net prepaid and refundable taxes in
     accompanying consolidated
     balance sheet                                   $  3,507
                                                     ========

     During 1994, ProvGas received permission from the Internal
Revenue Service to change its tax year to a fiscal year ended
September 30. Previously, the Registrant was a calendar year tax payer.

     Investment tax credits are amortized through credits to other income over the estimated lives of related property.





                        PAGE II-14


3.  CAPITALIZATION

A.  Long-term Debt

The terms of the various indentures, as supplemented, under which the First Mortgage Bonds were issued, contain restrictions which provide that dividends may not be paid on common stock of the Registrant under certain conditions. Approximately, $12.7 million of the Registrant's retained earnings were available for dividends under the terms of the most restrictive First Mortgage Bond indenture.

In November 1993, the Registrant issued $16 million, of First Mortgage Bonds. These First Mortgage Bonds, Series Q, will mature in 2003. The net proceeds provided by this indebtedness were used to pay down the Registrant's short-term debt. The accompanying consolidated financial statements and related disclosures have been prepared as if this debt was issued and the notes payable retired as of September 30, 1993.

The Company's First Mortgage Bonds are secured by a lien on both tangible and real property.

As of September 30, 1994, the annual sinking fund requirements and current maturities of long-term debt and capital leases for the next five fiscal years are $2,085,500 in 1995, $1,969,300 in 1996,
$1,875,200 in 1997, $2,542,600 in 1998, and $2,509,000 in 1999.

B. Preferred Stock

The Registrant's preferred stock, which consists of 80,000 shares of $100 par value, has an 8.7% cumulative annual dividend rate payable on a quarterly basis, and has no voting power or privileges unless default in payment of dividends or sinking fund obligation. The stock is subject to a cumulative annual sinking fund requirement of 16,000 shares per year at par ($1,600,000) plus accrued or unpaid dividends commencing at the end of 1997.

4.NOTES PAYABLE

The Registrant meets seasonal cash requirements and finances its construction program on an interim basis through short-term bank borrowings. As of September 30, 1994, the Registrant had lines of credit totalling $55,000,000 ($40,500,000 committed) with borrowings outstanding of $24,700,000.

The Registrant pays a fee for its committed lines of credit rather than maintaining compensating balances.

5.EMPLOYEE BENEFITS


A.  Retirement Plans

The Registrant has two pension plans providing retirement benefits for substantially all of its employees. The benefits under the plans are based on years of service and the employee's final average compensation during a short period prior to retirement. It is the Registrant's policy to fund the plan as required by the Employee Retirement Income Security Act.

The following table sets forth the funded status of the pension plans and amounts recognized in the Registrant's consolidated balance sheets at September 30, 1994 and 1993 (in thousands):









                        PAGE II-15


                                                   1994        1993

Accumulated benefit obligation, including
  vested benefits of $35,693 as of September
  30, 1994 and $34,877 as of September 30,
  1993                                       $(37,076)  $(36,088)
                                             ========   ========

Projected benefit obligation for service
  rendered to date                           $(49,684)  $(47,796)
Plan assets at fair value (primarily listed
  stocks, corporate bonds and U.S. bonds)      50,840     54,943
Projected benefit obligation less than
  plan assets                                   1,156      7,147
Unrecognized net (gain)                        (5,426)   (11,092)
Prior service cost not yet recognized in
  net periodic pension cost                     1,271      1,141
Unrecognized net assets at October 1, 1985
  being recognized over 15 years                 (817)      (953)
Net accrued pension cost included in other
  deferred credits at September 30, 1994
  and 1993                                   $ (3,816)  $ (3,757)
                                             ========   ========

Net pension cost for fiscal years 1994, 1993 and 1992 included the following components:
                                       1994       1993      1992

Service cost-benefits earned during the
  period                             $ 1,582   $ 1,494    $ 1,228
Interest cost on projected benefit
  obligation                           3,800     3,661      3,320
Return on plan assets                    994    (8,885)    (5,239)
Net amortization and deferral         (6,227)    4,447        997
Retirement Incentive Plan, net             -         -      4,762
Net periodic pension cost                149       717      5,068
Adjustments due to regulatory
  action                                (126)     (637)    (4,998)
Net periodic pension cost recognized $    23   $    80    $    70
                                     =======   =======    =======

The discount rate and rate of increase in future compensation levels used for all years presented in determining the projected benefit obligation were 8 percent and 6 percent, respectively. The expected long-term rate of return on assets was 9 percent.

ProvGas recovers pension costs in rates when such costs are funded. Therefore, the amount by which funding differs from pension expense, determined in accordance with generally accepted accounting principles, is deferred and recorded as a regulatory asset or liability.

B. Post-retirement Benefits Other Than Pensions

The Registrant currently offers retirees who have attained age 55 and worked 5 years for the Company healthcare and life insurance benefits during retirement ("The Plan"). These benefits are similar to the benefits offered to active employees. Although retirees are not required to make contributions to the Plan currently, future contributions may be required if the cost of the Plan exceeds certain limits.

On October 1, 1993, the Registrant adopted the provisions of the Statement of Financial Accounting Standards No. 106, Employers' Accounting for Post-retirement Benefits Other Than Pensions (SFAS No. 106). SFAS No. 106 requires that these benefits be accrued over the service life of covered employees. Prior to the adoption of SFAS No. 106, the Registrant accounted for these costs when paid. These costs were $604,000 in 1993 and $519,000 in 1992.

Upon adoption of SFAS No. 106, the Registrant calculated an unrecognized transition obligation of $10,526,000, which the Registrant plans to recognize over a 20-year amortization period.

                        PAGE II-16
In 1994, the Registrant funded its total 1994 SFAS No. 106 expense of approximately $1,566,000 to a Voluntary Employee Benefit
Association (VEBA) Trust. The assets in the VEBA Trust, available to pay future plan benefits, were invested in cash equivalents at September 30, 1994.

The Registrant recovers its SFAS No. 106 costs in rates to the extent allowed by the RIPUC. The RIPUC generally allows such costs to be recovered if amounts are funded into tax favored investment funds, such as the VEBA Trust. Accordingly, the Registrant will fully recover its 1994 SFAS No. 106 expense of $1,566,000 because such amounts were funded into the VEBA Trust. Of the total SFAS No. 106 costs, $855,000 was recovered in rates during 1994, while the remaining $711,000 has been deferred and will be recovered in future years.

The Plan's costs and accumulated post-retirement benefit obligation for 1994 are calculated by the Registrant's actuaries using assumptions and estimates which include:
                                                  Percent

Healthcare cost annual growth rate                  12.6
Healthcare cost annual growth rate - long-term       6.0
Expected long-term rate of return (union)            5.5
Expected long-term rate of return (non-union)        8.5
Discount rate                                        8.0

The healthcare cost annual growth rate significantly impacts the estimated Plan obligation and annual expense. For example, a 1%
change in the above rates would change the obligation by $853,000 and would change the annual expense by $90,000.

The obligations and assets of the Plan at September 30, 1994 were:

Accumulated post-retirement
  benefit obligation:

  Current retirees                                $ (6,518,300)

  Active employees-eligible for
    benefits                                          (795,100)

  Active employees                                  (3,618,700)

  Total post-retirement benefit
   obligation                                      (10,932,100)

  Plan assets at fair value                            856,400

  Unfunded post-retirement benefit
   obligation                                      (10,075,700)

  Unrecognized transition obligation                 9,999,900

  Unrecognized net (gain) or loss                       75,800

  Accrued post-retirement
   benefit obligations included
   in the Registrant's consolidated
     balance sheet                                $         --
                                                  ============


The Company's actuarally determined Plan costs for 1994 include:

Service cost                        $  238,400
Interest cost                          834,500
Actual return on plan assets           (36,600)
Amortization and deferral              529,700
Total annual plan costs             $1,566,000
                                    ==========

                        PAGE II-17


C.  Supplemental Retirement Plans

The Registrant provides certain supplemental retirement plans for key employees. The projected benefit obligation is approximately $2 million which is being accrued over the service period of these key employees. The executive supplemental plans are unfunded. The Registrant expensed $44,000 and $39,000 related to these benefits in 1994 and 1993, respectively.

6.COMMITMENTS AND CONTINGENCIES

A. Legal Proceedings

The Registrant is involved in legal and administrative proceedings in the normal course of business, including certain proceedings involving material amounts in which claims have been or may be made. However, management believes, after review of insurance coverage and consultation with legal counsel, that the ultimate resolution of the legal proceedings to which it is or can at the present time be reasonably expected to be a party, will not have a materially adverse effect on the Registrant's results of operations or financial conditions.

B. Leases

ProvGas has a capital lease with Algonquin Gas Transmission Company (Algonquin) for storage space in a liquefied natural gas (LNG) tank. The capital lease arrangement also provides that Algonquin lease from ProvGas, for a corresponding term at an annual amount of $150,000, the land on which the tank is situated.

The gross amounts related to this capital lease are summarized below:

(thousands of dollars)                1994         1993
     Gas plant                       $6,116      $ 6,116
     Accumulated depreciation         5,256        4,981
                                     $  860      $ 1,135
                                     ======      =======

The Registrant also has lease agreements for various facilities and computer equipment. The total annual rental costs, including the LNG storage costs described above, were approximately $2,319,000 in 1994, $2,168,000 in 1993, and $2,075,000 in 1992. The aggregate commitments for existing leases are as follows:
                                      LNG       Computer
(thousands of dollars)               Storage    & Other     Total
1995                               $  320     $1,134     $1,454
1996                                  155        770        925
1997                                  134        352        486
1998                                  136        122        258
1999                                  136         50        186
2000-2004                             565          4        569
                                   $1,446     $2,432     $3,878
                                   ======     ======     ======

C.GAS SUPPLY RESTRUCTURING

 Federal Energy Regulatory Commission (FERC) Order 636 and other related orders (the Orders) have significantly changed the structure and types of services offered by pipeline transportation companies. The most significant components of the restructuring occurred in November 1993. In response to these changes, the Registrant has successfully negotiated new pipeline transportation and gas storage contracts.

At the same time, a number of contracts with gas suppliers have been negotiated to complement the transportation and storage contracts. The portfolio of supply contracts is designed to be market responsive and is diversified with respect to contract


                        PAGE II-18


lengths, source location and other contract terms. On a periodic basis, the Registrant reviews all of its contracts to ensure a diverse, secure, flexible and economical supply portfolio is maintained.

To meet the requirements of the Orders, the pipelines have incurred significant costs, collectively known as transition costs. The majority of these costs will be reimbursed by the pipeline's customers including the Registrant. Based upon current information, the Registrant anticipates its transition costs to total between $16 million and $19 million of which $8.3 million has been included in the CGA and is currently being collected from customers. The remaining minimum obligation of $7.7 million has been recorded in the accompanying consolidated balance sheet along with a regulatory asset anticipating future recovery through the CGA.

The Registrant's ultimate liability may differ from the above estimates based on FERC settlements with the Registrant's pipeline transportation suppliers. FERC has approved settlements with two of its pipelines, which account for the bulk of its transition costs. Negotiations are continuing on the two additional pipelines, but recent developments have considerably reduced the uncertainty previously disclosed. As a result, the Registrant has decreased the range for potential transition costs accordingly.

D.ENVIRONMENTAL

Federal, state and local laws and regulations establishing standards and requirements for protection of the environment have increased in number and in scope within recent years. The Registrant cannot predict the future impact of such standards and requirements which are subject to change and can take effect retroactively. The Registrant continues to monitor the status of these laws and regulations. Such monitoring involves the review of past and current operations and properties. To the best of its knowledge, subject to the following paragraph, the Registrant believes it is in substantial compliance with such laws and regulations. However, should future costs be incurred, relating to the items mentioned below, the Registrant anticipates recovery from third parties or through rates.

The Registrant is aware of four sites at which it may incur future costs for environmental investigation and clean-up. Based on current available information, however, the amount of costs, if any, related to these sites will not be material to the operations of the Registrant or its financial condition.

Management anticipates requesting rate relief for all costs related to the environmental matters and believes that the ultimate resolution of these matters will not have a materially adverse effect on the Registrant's results of operations and financial condition.

E.FUEL ASSISTANCE PROGRAM

The Registrant participates in the State of Rhode Island's Fuel Assistance Program, the Percentage of Income Payment Plan (PIPP). As a result, ProvGas has agreed to accept partial payment on certain customer accounts from various state agencies. As of September 30, 1994, $2.3 million was due from the State of Rhode Island related to gas consumed by customers over the last three years.

F.  LEASE RECEIVABLES

In prior years, the Registrant sold to a financial institution lease receivables of hot water heaters and conversion burners installed at customers homes or businesses. These receivables were sold with recourse limited to default by the lessee. In the event of default, the Registrant would recognize as a loss the excess of the receivable balance, net of established reserves for such


                        PAGE II-19

default over the value of the equipment. The balance of these receivables as of September 30, 1994 is approximately $1,418,000.

7.FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used to estimate the fair value disclosures for the following financial instruments:

Cash, Cash Equivalents and Short-term Debt

The carrying amount approximates fair value due to the short-term maturity of these instruments.

Long-term Debt and Preferred Stock

The fair value of long-term debt and preferred stock is estimated based on currently quoted market prices for similar types of issues.

The carrying amounts and estimated fair values of the Registrant's financial instruments at September 30, 1994 are as follows:

                                              1994

                                     Carrying           Fair
                                      Amount            Value
Cash and cash equivalents             $   844          $   844
Short-term debt                        24,700           24,700
Long-term debt                         62,163           63,401
Preferred stock                         8,000            8,000

                                              1993

                                     Carrying           Fair
                                      Amount            Value

Cash and cash equivalents             $   597          $   597
Short-term debt*                       20,800           20,800
Long-term debt*                        62,629           53,179
Preferred stock                         8,000            7,143

* Adjusted for the issuance of $16 million in First Mortgage Bonds, Series Q.


Anticipated regulatory treatment for the difference between the carrying amount and the fair value of the Registrant's preferred stock and long-term debt, if they were settled at amounts reflected above, would be recovered in the Registrant's rates over a prescribed amortization period. Accordingly, any settlement would not result in a material impact on the Registrant's financial position or results of operations.


8.RESTRUCTURING

In June 1994, ProvGas, following a six month study of its major processes, realigned its personnel to meet the existing and future challenges associated with an increasingly competitive energy market place. The intent of the restructuring was to significantly improve ProvGas' customer services, lower operating costs and increase operating efficiencies. Approximately 30 people were separated from ProvGas, while approximately 20 new employees will be hired throughout the upcoming year to fill newly defined positions. The employees eventually hired for these new positions will bring skill, expertise and experiences to ProvGas not previously available within its workforce.

The direct cost of this realignment is estimated to be about $1 million, net of tax. A significant portion of this $1 million is severance pay and related benefits for personnel who were separated

                        PAGE II-20


during 1994. The Registrant anticipates paying all amounts accrued within the next six months. The Registrant has discussed the reorganization with the RIPUC and based on prior RIPUC allowance of similar costs, the Registrant has deferred these costs in anticipation of recovery in its next rate case.

9.RATE CHANGES

In October 1993, ProvGas received approval from the RIPUC to implement a new rate design, effective November 14, 1993, that will help promote economic development and reduce the Company's earnings sensitivity to weather. In addition to the improved stability in earnings, the new rates are designed to increase annual operating margin by approximately $700,000. The RIPUC also allowed ProvGas an 11.2% return on equity.

10.UNAUDITED QUARTERLY FINANCIAL INFORMATION

The following is unaudited quarterly financial information for the two years ended September 30, 1994 and 1993. Quarterly variations between periods are caused primarily by the seasonal nature of gas sales and the availability of gas. It is important to note that the new rate structure and new method to account for gas costs means that quarterly earnings in 1994 are not comparable to prior years.

(thousands, except
per share amounts)
                                         Quarter Ended
                          Dec. 31    Mar. 31     June 30     Sept. 30
Fiscal 1994
Operating revenues        $62,055    $81,813     $41,917     $33,358
Operating income (loss)     4,972      7,729         552       1,205
Net income (loss)
 applicable to
  common stock              3,625      6,180      (1,089)       (666)
Net income (loss)
 applicable to
  common stock
  per share*                 2.91       4.97        (.88)       (.53)

Fiscal 1993
Operating revenues        $60,574    $74,866     $37,642     $32,968
Operating income (loss)     5,829     10,542        (644)     (2,083)
Net income (loss) applicable
 to common stock            4,065      8,601      (2,372)     (3,895)
Net income (loss) applicable
  to common stock
  per share*                 3.27       6.92       (1.91)      (3.13)


* Calculated on the basis of weighted average shares outstanding during the quarter.

                         PAGE II-21

          REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To The Board of Directors of the Providence Gas Company:

     We have audited the accompanying consolidated balance sheets and the consolidated statements of capitalization of PROVIDENCE GAS COMPANY (a Rhode Island corporation and wholly owned subsidiary of Providence Energy Corporation) as of September 30, 1994 and 1993, and the related consolidated statements of income, changes in common stockholders' investment and cash flows for each of the three years in the period ended September 30, 1994. These financial statements and the schedules referred to below are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Providence Gas Company as of September 30, 1994 and 1993, and the results of their operations and their cash flows for each of the three years in the period ended September 30, 1994, in conformity with generally accepted accounting principles.

     As discussed in Notes 2 and 5 and to the accompanying financial statements, effective October 1, 1993, the Company changed its method of accounting for income taxes post-retirement benefits other than pensions.

     Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in the accompanying index to the financial statements are presented for purposes of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state, in all material respects, the financial data required to be set forth therein, in relation to the basic financial statements taken as a whole.

Arthur Andersen LLP
Boston, Massachusetts
November 3, 1994

ITEM 9. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS ON ACCOUNTING AND FINANCIAL DISCLOSURE

Not applicable.
























                         PAGE II-23
PART III
ITEM 10.  DIRECTORS AND EXECUTIVE OFFICERS OF THE REGISTRANT
                                           The following
information is furnished with respect to the executive officers of the
Registrant:
                                                              Year
                                                            office in
                                                            Registrant
  Name and Age                     Office                   First Held

James H. Dodge        (54)   Chairman, President and Chief
                             Executive Officer                  1992

James DeMetro         (46)   Vice President, Energy Services    1992

Gary S. Gillheeney    (39)   Vice President, Financial
                             and Information Services,
                             Treasurer and Assistant
                             Secretary                          1994

Alycia L. Goody       (42)   General Counsel and
                             Corporate Secretary                1991

William D. Mullin     (46)   Vice President, Corporate Relations1994

Robert W. Owens       (46)   Vice President, Operations         1994

Bruce G. Wilde        (48)   Vice President, Human Resources
                             and Assistant Secretary            1991

  Mr. Dodge was elected President and Chief Executive Officer of Providence Energy Corporation and ProvGas in August 1990 after the retirement of Louis R. Hampton. Mr. Dodge subsequently became Chairman of the Board in January 1992. Prior to his employment with the Registrant, he was President and Chief Executive Officer of Vermont as Systems, Inc. Vermont Gas Systems, Inc. is a regulated public utility which sells natural gas to a portion of the population of the State of Vermont.

  Mr. DeMetro was elected Vice President, Energy Services of
Providence Energy Corporation and ProvGas in March 1992. For more than five years, prior thereto, Mr. DeMetro served the Brooklyn Union Gas Company, a regulated natural gas utility, in various management positions, most recently as Manager, Rates and Regulations.

  Mr. Gillheeney was elected Vice President, Financial and Information Services, Treasurer and Assistant Secretary in May 1994. For more than five years prior thereto, Mr. Gillheeney served ProvGas in various management positions, most recently as Assistant Treasurer and Controller.

  Ms. Goody was elected General Counsel and Corporate Secretary of Providence Energy Corporation and ProvGas in January 1991. For two years, prior thereto, Ms. Goody served ProvGas as Corporate Counsel. For three more years prior to that, Ms. Goody served as an Assistant Attorney General for the Commonwealth of Massachusetts.

  Mr. Mullin was elected Vice President, Corporate Relations of
Providence Energy Corporation and ProvGas in January 1994. For five years prior to his current position with Providence Energy Corporation and ProvGas, he served ProvGas in various management positions, most recently as Vice President, Operations.

  Mr. Owens was elected Vice President, Operations Providence Energy Corporation and the ProvGas in January 1994. For more than five years prior thereto, Mr. Owens served the Providence Energy Corporation and ProvGas in various management positions, most recently as Vice
President, Treasurer and Chief Financial Officer.

  Mr. Wilde was elected Vice President, Human Resources and Assistant Secretary of Providence Energy Corporation in May 1994. For more than five years prior thereto, Mr. Wilde served ProvGas in various management positions, most recently as Assistant Vice President for Personnel.
                         PAGE III-1

DIRECTORS OF THE REGISTRANT

  The following information is furnished with respect to the Directors of the Registrant.


  Name                   Director Since            Expiration of Term

William W. Bennett *         1992                             1997

Gilbert R. Bodell, Jr.       1980                             1995

James H. Dodge               1991                             1997

Diane M. Disney *            1994                             1997

Robert P. Freeman *          1983                             1995

Louis R. Hampton             1971                             1995

John H. Howland              1993                             1996

Douglas H. Johnson           1993                             1996

Dorothy G. Kramer            1976                             1995

Romolo A. Marsella           1993                             1996

Kenneth W. Washburn          1975                             1997

*  Will be leaving as a Director in January 1995.

  William W. Bennett is Director of Operations, Rocky Hill School in
Warwick, RI.

  Gilbert R. Bodell, Jr. is President, Frontier Manufacturing Company (textile); former Vice President, Valley Lace Co. and Esten Dyeing and Finishing Co.

  James H. Dodge has been Chairman since January, 1992 and President and Chief Executive Officer of the Registrant since August, 1990; from 1984 through August, 1990: President and Chief Executive Officer of Vermont Gas Systems, Inc. (a regulated natural gas utility) and affiliated companies.

  Diane M. Disney is the Deputy Assistant to the Secretary of Defense (Civilian Personnel Policy).

  Robert P. Freeman since July, 1992: President of Lazard Freres Real Estate Fund; since July, 1992, Chairman, and from February, 1991 to July, 1992: President and Chief Executive Officer, Pacific Gateway Properties, Inc. (formerly Perini Investment Properties, Inc.) previously President, the Marathon Group of Companies, Inc. (holding company of investment counselling and real estate development firms).

  Louis R. Hampton is the retired Chairman of the Board of Directors. Mr. Hampton served as President and Chief Executive Officer of the Registrant for more than 16 years; retiring from those positions in 1990.

  John H. Howland is President and Chief Operating Officer, Original Bradford Soap Works, Inc. (textiles).

  Douglas H. Johnson since October, 1991: Vice President and Managing Partner, M. Van Leesten Associates, Inc. (business and urban planning consultants); from 1980 to October, 1991: President and Chief
Executive Officer, Peerless Precision, Inc. (aerospace manufacturing company).

  Dorothy G. Kramer is retired Senior Vice President, Treasurer and Corporate Secretary, Taco, Inc. (manufacturers of pumping, heat transfer and hydronic control equipment).

                         PAGE III-2

  Romolo A. Marsella is President, Marsella Development Corporation (real estate development).

  Kenneth W. Washburn is Chairman and President, Union Wadding company (manufacturers of non-woven textiles).

ITEM 11.  EXECUTIVE COMPENSATION

  For the information called for by this item, reference is made to pages 7 to 13 of the Providence Energy Corporation's proxy statement filed December 16, 1994 with the Securities and Exchange Commission for the annual meeting of shareholders to be held January 19, 1995.




















                         PAGE III-3

ITEM 12. SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT Not applicable. All of the Registrant's voting securities are held by
    Providence Energy Corporation.

ITEM 13.  CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS
    Not applicable.












































                             III-4

                            PART IV

ITEM 14.  EXHIBITS, FINANCIAL STATEMENT SCHEDULES AND REPORTS ON FORM
8-K
                  THE PROVIDENCE GAS COMPANY
          INDEX TO FINANCIAL STATEMENTS AND SCHEDULES

(a)Financial Statements and Schedules

Balance Sheets--September 30, 1994 and 1993
Statements of Income for the years ended September 30, 1994, 1993 and
1992
Statements of Cash Flows for the years ended September 30, 1994, 1993 and 1992
Statements of Capitalization--September 30, 1994 and 1993
Statements of Changes in Common Stockholder's Investment for the years ended September 30, 1994, 1993 and 1992
Notes to Financial Statements
Report of Independent Public Accountants

V. Property, Plant and Equipment for the years ended September 30, 1994, 1993 and 1992.

VI. Accumulated Depreciation and Amortization of Property, Plant and Equipment for the years ended September 30, 1994, 1993 and 1992.

VIII.  Reserves for the years ended September 30, 1994, 1993 and 1992.

IX. Short-term borrowings for the years ended September 30, 1994, 1993 and 1992.

   The information required to be submitted in Schedule X has been included in the financial statements and related notes.

   Schedules I to XIII not listed above are omitted as not applicable or not required under Regulation S-X.

(b)  Reports on Form 8-K

   No reports on Form 8-K were filed during the last quarter of the Registrant's fiscal year ended September 30, 1994.

(c)  Exhibits

   The following exhibits are filed as part of this report:

3.1 Charter (incorporated by reference to Exhibit 3.1 to the registrant's registration statement on Form S-1 (Registration No. 2-72726)).

3.2 Bylaws. (Filed as Exhibit 3.2 to the Report on Form 10-K of the Registrant in Form 10-K for the year ended September 30, 1993, incorporated herein by this reference.)

4.1 Indenture dated as of August 1, 1981 from The Providence Gas Company to St. Louis Union Trust Company, Trustee, filed as Exhibit 4.1 to Registration Statement of The Providence Gas Company on Form S-1 (Registration No. 2-72726), incorporated herein by this reference.

4.2 First Supplemental Indenture dated as of May 1, 1986 from The Providence Gas Company to Centerre Trust Company of St. Louis, Trustee (filed as Exhibit 4 (b) to Registration Statement of The Providence Gas Company on Form S-3 (Registration No. 33-5023), incorporated herein by this reference).

4.3 First Mortgage Indenture dated as of January 1, 1922, as supplemented by First through Twelfth Supplemental Indentures, (incorporated by reference to Exhibit 10.10 to the Registrant's registration statement on Form S-1 (Registration No. 2-72726)).



                           PAGE IV-1


4.4 Fourteenth, Fifteenth and Sixteenth Supplemental Indentures dated as of August 1, 1988, June 1, 1990 and November 1, 1992, respectively (incorporated by reference to Exhibit 4 to the report of Providence Energy Corporation (Commission File No. 1-10032) to the Securities and Exchange Commission on Form 10-Q for the quarter ended March 31, 1993).

4.5 Seventeenth Supplemental Indenture dated as of November 1, 1993. (Filed as Exhibit 4.5 to the report of the Registrant in Form 10-K for the year ended SEptember 30, 1993, incorporated herein by this reference.)

10.1 Material contracts listed in Exhibits 10 (a) through 10 (ff)
     (excluding Exhibits 10 (x), 10 (y), 10 (cc) and 10 (dd)) to
     Registration Statement of Providence Energy Corporation on Form S-2 (Registration No. 33-24125), incorporated herein by this reference.

10.2 Employment agreement dated August 20, 1990 between James H. Dodge, President of the Registrant. (Filed as Exhibit 10.2 to the report of the Registrant in Form 10-K for the year ended September 30, 1992, incorporated herein by this reference.)

10.3 Non-firm Margin Sharing Agreement. (Filed as Exhibit 10.3 to the report of the Registrant in Form 10-K for the year ended September 30, 1992, incorporated herein by this reference.)

10.4 Employment agreement dated April 1, 1992 between James DeMetro, Vice President, Energy Services of the Registrant. (Filed as
     Exhibit 10.4 to the report of the Registrant in Form 10-K for the year ended September 30, 1992, incorporated herein by this reference.)

10.5 Employment agreement dated August 15, 1991 between Robert W. Owens, Vice President, Treasurer and Chief Financial Officer of the
     Registrant. (Filed as Exhibit 10.5 to the report of the Registrant in Form 10-K for the year ended September 30, 1992, incorporated herein by this reference.)













                             PAGE IV-2

                                PROVIDENCE GAS COMPANY            Schedule V
                             PROPERTY, PLANT AND EQUIPMENT
                                 FOR THE YEARS ENDED
              SEPTEMBER 30, 1994, SEPTEMBER 30, 1993 AND SEPTEMBER 30, 1992
                               (Thousands of Dollars)
                 Balance       Additions  Sales and            Balance
Classification Sept 30, 1993   at Cost    Retirements  Other   Sept 30, 1994
Gas Plant
  Land and
   rights-of-way     $    809    $    --     $    --   $    --    $    809
  Structures           19,679        622          --        --      20,301
  Distribution equip. 163,340     17,417         615        --     180,142
  Transportation equip. 1,714         --          92        --       1,622
  Other equip.         24,304      1,144          75      (275)(A)  25,098
  Construction work     3,372       (413)         --        (5)      2,954
  Total gas plant    $213,218    $18,770     $   782   $  (280)   $230,926
                     ========    =======     =======   =======    ========

                  Balance       Additions  Sales and           Balance
Classification  Sept 30, 1992   at Cost    Retirements  Other  Sept 30, 1993
  Land and
   rights-of-way     $    803    $     6     $    --   $    --    $    809
  Structures           19,136        516          --        27      19,679
  Distribution equip. 153,159     11,044         858        (5)    163,340
  Transportation equip. 1,898          -         182        (2)      1,714
  Other equip.         23,943        951         295      (295)(A)  24,304
  Construction work
   in progress          3,080        325          --       (33)      3,372
   Total gas plant   $202,019    $12,842     $ 1,335   $  (308)   $213,218
                     ========    =======     =======   =======    ========

                                Additions  Sales and          Balance
Classification  Sept 30, 1991   at Cost    Retirements  Other Sept 30, 1992
  Land and
   rights-of-way     $    795    $     8     $    --   $    --    $    803
  Structures           20,492        176       1,544        12      19,136
  Distribution equip. 142,355     11,338         534        --     153,159
  Transportation equip. 2,325          1         428        --       1,898
  Other equip.         24,218        305         331      (249)(A)  23,943
  Construction work
   in progress          1,508        952          --       620       3,080
   Total gas plant   $191,693    $12,780     $ 2,837   $   383    $202,019
                     ========    =======     =======   =======    ========
Nonutility property  $     27    $    --     $    --   $   (27)   $     --
                     ========    =======     =======   =======    ========













                                    PAGE IV-3

(A) Relates to payments made on capital leases.

                           PROVIDENCE GAS COMPANY              Schedule VI
ACCUMULATED DEPRECIATION AND AMORTIZATION OF PROPERTY, PLANT ANDEQUIPMENT
 FOR THE YEARS ENDED SEPTEMBER 30, 1994, SEPTEMBER 30, 1993 AND SEPTEMBER
 30, 1992
                          (Thousands of Dollars)

                            Additions                  Deductions

                                                        Cost of
                Balance  Charged to                     Removal      Balance
Classification 9/30/93 Operations Other Retirements Less Salvage 9/30/94 Gas Plant:
  Gas equipment $69,655  $   9,396   $   4    $  671       $506      $77,878
  Transportation
    equipment     1,695         42       -        83         --        1,654

Total gas plant $71,350  $   9,438   $   4    $  754       $506      $79,532
                =======  =========  ======    ======       ====      =======

                                                        Cost of
                Balance  Charged to                     Removal      Balance
Classification 9/30/92 Operations Other Retirements Less Salvage 9/30/93 Gas Plant:
  Gas equipment $62,431  $   8,796  $    1    $1,152       $421      $69,655
  Transportation
    equipment     1,797         65      (1)      166         --        1,695

Total gas plant $64,228  $   8,861   $  --    $1,318       $421      $71,350
                =======  =========  ======    ======       ====      =======

                                                        Cost of
                Balance  Charged to                     Removal      Balance
Classification 9/30/91 Operations Other Retirements Less Salvage 9/30/92 Gas Plant:
  Gas equipment $56,406  $   8,441  $   33    $2,382       $ 67      $62,431
  Transportation
    equipment     2,098         93      --       394         --        1,797

Total gas plant $58,504  $   8,534  $   33    $2,776       $ 67      $64,228
                =======  =========  ======    ======       ====      =======

Nonutility
  property      $    22  $      --  $  (22)   $   --       $ --      $    --
                =======  =========  ======    ======       ====      =======











                                 PAGE IV-4

                                                  Schedule VIII
PROVIDENCE GAS COMPANY
RESERVES FOR THE YEARS ENDED
SEPTEMBER 30, 1994, SEPTEMBER 30, 1993 AND SEPTEMBER 30, 1992
(Thousands of Dollars)
                                                            Charges
                                                            for
                                                            Which
                                 Additions                  Reserves
                       Balance   Charged            Other   Were     Balance
                       9/30/93   to Operations Add (Deduct) Created  9/30/94

RESERVES DEDUCTED FROM
  ASSETS:
  Accounts receivable
    Allowance for
     doubtful accounts $ 1,987      $4,930      $    --     $4,311  $ 2,606
    Allowance for lease
      receivables -
    current                271          --           --         34      237
    other                   96          --           --         16       80
                       $ 2,354      $4,930      $    --    $ 4,361  $ 2,923
                       =======      ======      =======    =======  =======
  Allowance for lease
    receivables -
      long-term        $   778      $  316      $    --    $   143  $   951
                       =======      ======      =======    =======  =======

DEFERRED CREDITS AND
  RESERVES:
  Accumulated deferred
    income taxes       $13,423      $6,882      $    --    $5,519   $14,786
  Unamortized investment
    tax credit           2,984          --           --       158      2,826
  Other-
    Liability and
      damage reserve       296         145           --        20        421
    Other                5,085       1,292        2,659(B)  2,534      6,502
      Total other        5,381       1,437        2,659     2,554      6,923
      Total deferred
        credits and
         reserves      $21,788      $9,919      $ 1,059    $8,231    $24,535
                       =======      ======      =======    ======    =======














                                 PAGE IV-5

                                                            Which
                                 Additions                  Reserves
                       Balance   Charged       Other        Were    Balance
                       9/30/92   to Operations Add (Deduct) Created 9/30/93

RESERVES DEDUCTED FROM
  ASSETS:
  Accounts receivable
    Allowance for
     doubtful accounts $ 2,248      $3,927      $    --     $4,188   $ 1,987
    Allowance for lease
      receivables -
        current            308          --           --         37       271
        other               --          96           --         --        96
                       $ 2,556      $4,023      $    --    $ 4,225   $ 2,354
                       =======      ======      =======    =======   =======
  Allowance for lease
    receivables -
      long-term        $   760      $  190      $    --    $   172   $   778
                       =======      ======      =======    =======   =======

DEFERRED CREDITS AND
  RESERVES:
  Accumulated deferred
    income taxes       $13,108      $  315      $    --    $    --   $13,423
  Unamortized investment
    tax credit           3,140          --           --        156     2,984
  Other-
    Liability and
      damage reserve       146         150           --         --       296
    Other                4,505       1,116        1,744(A)   2,280     5,085
      Total other        4,651       1,266        1,744      2,280     5,381
      Total deferred
        credits and
         reserves      $20,899      $1,581      $ 1,744    $ 2,436   $21,788
                       =======      ======      =======    =======   =======











                                 PAGE IV-6

                                     SCHEDULE VIII (cont')


                                                            Which
                                 Additions                  Reserves
                       Balance   Charged       Other        Were    Balance
                       9/30/91   to Operations Add (Deduct) Created 9/30/92

RESERVES DEDUCTED FROM
  ASSETS:
  Accounts receivable
    Allowance for
     doubtful accounts $ 2,504      $4,132      $    --     $4,388   $ 2,248
    Allowance for lease
      receivables -
        current          1,372          50           --      1,114       308

                       $ 3,876      $4,182      $    --    $ 5,502   $ 2,556
                       =======      ======      =======    =======   =======
  Allowance for lease
    receivables -
      long-term        $    84      $1,317      $    --    $   641   $   760
                       =======      ======      =======    =======   =======

DEFERRED CREDITS AND
  RESERVES:
  Accumulated deferred
    income taxes       $12,773      $  335      $    --    $    --   $13,108
  Unamortized investment
    tax credit           3,316          --           --        176     3,140
  Other-
    Liability and
      damage reserve        21         125           --         --       146
    Other                1,760       1,914        4,263(C)   3,432     4,505
      Total other        1,781       2,039        4,263      3,432     4,651
      Total deferred
        credits and
         reserves      $17,870      $2,374      $ 4,263    $ 3,608   $20,899
                       =======      ======      =======    =======   =======



(A) Includes advance payments on customers' service agreements.
(B) Principally a reserve for restructuring charges which was offset by a deferred regulatory asset in addition to advance payments on customer service agreements.
(C) Principally on additional reserve for pension costs which was offset by a deferred regulatory asset in addition to advance payments on customer service agreements.











                                 PAGE IV-7

                        THE PROVIDENCE GAS COMPANY
                           SHORT-TERM BORROWINGS
           FOR THE YEARS ENDED SEPTEMBER 30, 1994, 1993 AND 1992
                          (Thousands of dollars)

                                                      September 30
                                               1994      1993       1992

Balance at end of period                    $24,700   $20,800*    $20,410

Weighted average interest rate on borrowings
outstanding at end of period                   5.17%     3.40%      3.52%

Maximum borrowings outstanding during the
  period based on month-end balances        $46,400   $50,010    $45,410

Average daily borrowings outstanding for
  the period                                $24,020   $25,843    $33,168

Weighted daily average annual interest rate    3.83%     3.51%      4.56%


The Registrant meets seasonal cash requirements and finances its construction program on an interim basis through short-term bank borrowings. Such borrowings may be under open lines of credit (total available, $55,000,000-- total committed, approximately $40,500,000) or by special arrangements.

* Assumes issuance of First Mortgage Bonds of $16 million on
  September 30, 1993.

















                                 PAGE IV-8

Exhibit 22 - SUBSIDIARY OF REGISTRANT

ProvEnergy Investments, Ltd. - Incorporated under the laws of Rhode Island.


















































                                 PAGE IV-9

                          SIGNATURES

  Pursuant to the requirements of Section 13 or 15(d) of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  THE PROVIDENCE GAS COMPANY



                  By   JAMES H. DODGE
                       James H. Dodge, Chairman, President and CEO

                  Date December 15, 1994

  Pursuant to the requirements of the Securities Exchange Act of 1934, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


        Signature                    Title                     Date

JAMES H. DODGE             Chairman, President, and CEO
James H. Dodge             (Principal Executive Officer)      12-15-94


GARY S. GILLHEENEY         Vice President, Financial          12-15-94
Gary S. Gillheeney         and Information Services,
                           Treasurer and Assistant
                           Secretary

WILLIAM W. BENNETT         Director                           12-15-94

William W. Bennett

GILBERT R. BODELL, JR.     Director                           12-15-94

Gilbert R. Bodell, Jr.

                           Director

Diane M. Disney

ROBERT P. FREEMAN          Director                           12-15-94

Robert P. Freeman

LOUIS R. HAMPTON           Director                           12-15-94

Louis R. Hampton

JOHN H. HOWLAND            Director                           12-15-94

John H. Howland

DOUGLAS H. JOHNSON         Director                           12-15-94

Douglas H. Johnson

DOROTHY G. KRAMER          Director                           12-15-94

Dorothy G. Kramer
ROMOLO A. MARSELLA         Director                           12-15-94

Romolo A. Marsella

KENNETH W. WASHBURN        Director                           12-15-94

Kenneth W. Washburn



                          PAGE IV-10